Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2025	December 31, 2024

Trade accounts receivable from third-parties	$826,830	$2,482,858
Subtotal	826,830	2,482,858
Less: allowance for credit losses	(748,576)	(438,864)
Accounts receivable, net	$78,254	$2,043,994

Schedule of Allowance for Credit Losses

The movement of the allowance for credit losses was as follows:

	December 31, 2025	December 31, 2024

Balance as of the beginning of year	$438,864	$559,382
Additions charged to bad debt expense	294,959	442,974
Reversals when collected	-	(556,319)
Translation adjustments	14,753	(7,173)
Balance as of the end of year	$748,576	$438,864